Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
	Current PEO(1)		Former PEO(1)		Non-PEO NEOs(1)		Value of initial fixed $100 investment based on:
Year	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Summary Compensation Table Total for PEO ($)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Total Shareholder Return (“TSR”) ($)(4)		Peer Group TSR ($)(5)	Net Income (in millions) ($)(6)	Revenue (in millions) ($)(7)
2024	4,315,786	3,815,424	2,992,246	3,902,414	2,094,477	1,850,286	BATRA	125.89	112.13	(31)	662
							BATRK	118.71
2023	0	0	2,196,335	1,401,000	2,442,870	2,278,622	BATRA	144.28	97.61	(125)	641
							BATRK	133.99

(1)
Our Current principal executive officer (“Current PEO”) is Mr. McGuirk, and our former principal executive officer was Mr. Maffei (“Former PEO”). For 2024, our “Non-PEO NEOs” were Messrs. Schiller, Plant and Heller and Ms. Robinson, and a prior NEO, Mr. Wendling, is also included. For 2023, our “Non-PEO NEOs” were Messrs. McGuirk and Wendling, Albert E. Rosenthaler and Renee L. Wilm.

(2)
Reflects, for Messrs. McGuirk and Maffei, the total compensation reported in the Summary Compensation Table and for the Non-PEO NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

(3)
Represents the compensation actually paid to Messrs. McGuirk and Maffei, and to the Non-PEO NEOs, in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
Current PEO
2024	4,315,786	(1,080,000)	–	1,033,020	(361,528)	–	(91,854)	3,815,424
2023	–	–	–	–	–	–	–	–
Former PEO
2024	2,992,246	(1,351,998)	–	–	–	1,340,783	921,383	3,902,414
2023	2,196,335	–	–	–	(1,085,839)	1,237,231	(946,727)	1,401,000
Non-PEO NEOs
2024	2,094,477	(546,435)	0	506,945	(108,763)	16,299	(40,237)	1,850,286
2023	2,442,870	(807,095)	(525,681)	1,424,146	–	68,454	(324,072)	2,278,622
(a)
Reflects, for Messrs. McGuirk and Maffei, the applicable amounts reported in the Summary Compensation Table and, for the Non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K include equity awards with respect to the Company’s common stock that were issued in connection with adjustments made to outstanding equity awards with respect to shares of Liberty Media’s former Series C Liberty Braves common stock in connection with the Split-Off.

(c)
Reflects, with respect to Messrs. McGuirk and Maffei, the fair value and, with respect to the Non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of the covered fiscal years.

(d)
Reflects, with respect to Messrs. McGuirk and Maffei, the change in fair value, and with respect to the Non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year when such awards were also granted in the covered fiscal year.

(e)
Reflects, with respect to Messrs. McGuirk and Maffei, the fair value, and with respect to the Non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year when such awards were also granted in the covered fiscal years.

(f)
Reflects, with respect to Messrs. McGuirk and Maffei, the change in fair value, and with respect to the Non-PEO NEOs, the average of the change in fair values, of awards which failed to meet vesting conditions in the covered fiscal year when such awards were granted in a prior fiscal year.

(4)
Represents the cumulative total stockholder return on an initial fixed $100 investment in each of our Series A and Series C common stock (Nasdaq: BATRA and BATRK) from December 30, 2022 through December 29, 2024.

(5)
Represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Media Index from December 30, 2022 through December 29, 2024.

(6)
Represents the amount of net income reflected in our consolidated financial statements for the covered fiscal year.

(7)
Represents the amount of revenue reflected in our consolidated financial statements for the covered fiscal year.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
Our Current principal executive officer (“Current PEO”) is Mr. McGuirk, and our former principal executive officer was Mr. Maffei (“Former PEO”). For 2024, our “Non-PEO NEOs” were Messrs. Schiller, Plant and Heller and Ms. Robinson, and a prior NEO, Mr. Wendling, is also included. For 2023, our “Non-PEO NEOs” were Messrs. McGuirk and Wendling, Albert E. Rosenthaler and Renee L. Wilm.

(2)
Reflects, for Messrs. McGuirk and Maffei, the total compensation reported in the Summary Compensation Table and for the Non-PEO NEOs, the average total compensation reported in the Summary Compensation Table in each of the fiscal years indicated.

Peer Group Issuers, Footnote
(4)
Represents the cumulative total stockholder return on an initial fixed $100 investment in each of our Series A and Series C common stock (Nasdaq: BATRA and BATRK) from December 30, 2022 through December 29, 2024.

(5)
Represents the cumulative total stockholder return on an initial fixed $100 investment in the S&P 500 Media Index from December 30, 2022 through December 29, 2024.

Adjustment To PEO Compensation, Footnote
(3)
Represents the compensation actually paid to Messrs. McGuirk and Maffei, and to the Non-PEO NEOs, in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
Current PEO
2024	4,315,786	(1,080,000)	–	1,033,020	(361,528)	–	(91,854)	3,815,424
2023	–	–	–	–	–	–	–	–
Former PEO
2024	2,992,246	(1,351,998)	–	–	–	1,340,783	921,383	3,902,414
2023	2,196,335	–	–	–	(1,085,839)	1,237,231	(946,727)	1,401,000
Non-PEO NEOs
2024	2,094,477	(546,435)	0	506,945	(108,763)	16,299	(40,237)	1,850,286
2023	2,442,870	(807,095)	(525,681)	1,424,146	–	68,454	(324,072)	2,278,622
(a)
Reflects, for Messrs. McGuirk and Maffei, the applicable amounts reported in the Summary Compensation Table and, for the Non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K include equity awards with respect to the Company’s common stock that were issued in connection with adjustments made to outstanding equity awards with respect to shares of Liberty Media’s former Series C Liberty Braves common stock in connection with the Split-Off.

(c)
Reflects, with respect to Messrs. McGuirk and Maffei, the fair value and, with respect to the Non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of the covered fiscal years.

(d)
Reflects, with respect to Messrs. McGuirk and Maffei, the change in fair value, and with respect to the Non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year when such awards were also granted in the covered fiscal year.

(e)
Reflects, with respect to Messrs. McGuirk and Maffei, the fair value, and with respect to the Non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year when such awards were also granted in the covered fiscal years.

(f)
Reflects, with respect to Messrs. McGuirk and Maffei, the change in fair value, and with respect to the Non-PEO NEOs, the average of the change in fair values, of awards which failed to meet vesting conditions in the covered fiscal year when such awards were granted in a prior fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 2,094,477	$ 2,442,870
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,850,286	2,278,622
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents the compensation actually paid to Messrs. McGuirk and Maffei, and to the Non-PEO NEOs, in each of the fiscal years indicated as computed in accordance with Item 402(v) of Regulation S-K and related SEC guidance, as set forth below:

Compensation actually paid to PEO and Non-PEO NEOs
	As Reported in Summary Compensation Table(a)			Equity Award Adjustments(b)
Year	Total	Stock Awards	Option Awards	Fair Value at Year End of Awards Granted During Year that Remain Outstanding and Unvested at Year End(c)	Year-over- Year Change in Fair Value of Awards Granted in Prior Year that Remain Outstanding and Unvested at Year End(d)	Fair Value at Vesting Date of Awards Granted and Vested in Same Year(e)	Change in Fair Value from Prior Year End to Vesting Date of Awards Granted in Prior Year and Vested in Covered Year(f)	Total Compensation Actually Paid
Current PEO
2024	4,315,786	(1,080,000)	–	1,033,020	(361,528)	–	(91,854)	3,815,424
2023	–	–	–	–	–	–	–	–
Former PEO
2024	2,992,246	(1,351,998)	–	–	–	1,340,783	921,383	3,902,414
2023	2,196,335	–	–	–	(1,085,839)	1,237,231	(946,727)	1,401,000
Non-PEO NEOs
2024	2,094,477	(546,435)	0	506,945	(108,763)	16,299	(40,237)	1,850,286
2023	2,442,870	(807,095)	(525,681)	1,424,146	–	68,454	(324,072)	2,278,622
(a)
Reflects, for Messrs. McGuirk and Maffei, the applicable amounts reported in the Summary Compensation Table and, for the Non-PEO NEOs, the average of the applicable amounts reported in the Summary Compensation Table in each of the fiscal years indicated.

(b)
The adjustments made to the fair value of equity awards in accordance with Item 402(v) of Regulation S-K include equity awards with respect to the Company’s common stock that were issued in connection with adjustments made to outstanding equity awards with respect to shares of Liberty Media’s former Series C Liberty Braves common stock in connection with the Split-Off.

(c)
Reflects, with respect to Messrs. McGuirk and Maffei, the fair value and, with respect to the Non-PEO NEOs, the average of the fair values, as of the end of the covered fiscal year of awards granted in, and remaining outstanding and unvested (in whole or in part) as of the end of the covered fiscal years.

(d)
Reflects, with respect to Messrs. McGuirk and Maffei, the change in fair value, and with respect to the Non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year when such awards were also granted in the covered fiscal year.

(e)
Reflects, with respect to Messrs. McGuirk and Maffei, the fair value, and with respect to the Non-PEO NEOs, the average of the fair values, as of the day awards became vested in the covered fiscal year when such awards were also granted in the covered fiscal years.

(f)
Reflects, with respect to Messrs. McGuirk and Maffei, the change in fair value, and with respect to the Non-PEO NEOs, the average of the change in fair values, of awards which failed to meet vesting conditions in the covered fiscal year when such awards were granted in a prior fiscal year.

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Revenue TABLE OF CONTENTS
Total Shareholder Return Vs Peer Group
Tabular List, Table
Performance Measures
The table below contains an unranked list of the most important financial performance measures we use to link executive compensation actually paid to performance.
Key Financial Performance Measures
Revenue
Adjusted OIBDA

Peer Group Total Shareholder Return Amount	$ 112.13	97.61
Net Income (Loss)	$ (31,000,000)	$ (125,000,000)
Company Selected Measure Amount	662,000,000	641,000,000
PEO Name	Mr. McGuirk
Total Shareholder Return Amount, BATRA	$ 125.89	$ 144.28
Total Shareholder Return Amount, BATRK	$ 118.71	133.99
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description	(7) Represents the amount of revenue reflected in our consolidated financial statements for the covered fiscal year.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted OIBDA
Mr. McGuirk [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,315,786	0
PEO Actually Paid Compensation Amount	3,815,424	0
Mr. Maffei [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	2,992,246	2,196,335
PEO Actually Paid Compensation Amount	3,902,414	1,401,000
PEO | Mr. McGuirk [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,033,020
PEO | Mr. McGuirk [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(361,528)
PEO | Mr. McGuirk [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. McGuirk [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(91,854)
PEO | Mr. McGuirk [Member] | Change in Fair Value Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,080,000)
PEO | Mr. McGuirk [Member] | Change in Fair Value Of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Maffei [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Maffei [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,085,839)
PEO | Mr. Maffei [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,340,783	1,237,231
PEO | Mr. Maffei [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	921,383	(946,727)
PEO | Mr. Maffei [Member] | Change in Fair Value Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,351,998)
PEO | Mr. Maffei [Member] | Change in Fair Value Of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	506,945	1,424,146
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(108,763)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,299	68,454
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,237)	(324,072)
Non-PEO NEO | Change in Fair Value Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(546,435)	(807,095)
Non-PEO NEO | Change in Fair Value Of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (525,681)